JPMorgan Municipal Money Market Fund Annual Fund Operating Expenses - Premier Shares [Member] - JPMorgan Municipal Money Market Fund - Premier	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Component1 Other Expenses	0.30%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.44%